COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 14 – COMMITMENTS AND CONTINGENCIES

Leases

Currently, the Company is leasing the office located at 29397 Agoura Road, Suite 107, Agoura Hills, CA 91301 on a month-to-month basis until such time a new office is identified. The Company believes the office is sufficient for its current operations.

PointR Merger Consideration

The total purchase price in the PointR Merger of $17,831,427 represented the consideration transferred from the Company and was calculated based on the number of shares of Common Stock plus the preferred shares outstanding but convertible into Common Stock outstanding at the date of the PointR Merger and included $2,625,000 of contingent consideration of shares issuable to PointR shareholders, which could increase to $15 million of contingent consideration, upon achievement of certain milestones. For more information on the PointR Merger Contingent Consideration, refer to our 2021 Annual Report on Form 10-K filed with the SEC on April 15, 2022.

Third Party Service Provider Claim

The Company had disputed a judgement of $20,000 for a non-payment to a third service provider. The Company considered the claim to be immaterial to the financial position of the Company. The Company had filed a counter claim on the third-party service provider as the Company believed the claim to be false and malicious to the interests of the Company. The Honorable Court overruled the previous judgement and the Company had sued the third-party service provider. In March 2024, the Honorable Court’s decision was in favor of the Company due to the reasons described above and the matter has been dismissed.

Other claims

From time to time, the Company may become involved in certain claims arising in the ordinary course of business. One of the Company’s ex-employees has made a breach of employment contract claim against the Company. The Company and its legal counsel are evaluating the validity of the claim, as the Company believes that such claim has limited merits and is hopeful to attain a positive outcome for such claim. Since the Company and its legal counsel are still evaluating the claim, we are unable to quantify the amount such claim would be settled at, if at all settled.